[Graphic Omitted]

                              European Equity Fund
                            Pacific Basin Equity Fund

                                  ANNUAL REPORT
                                October 31, 1999

                     THE 59 WALL STREET EUROPEAN EQUITY FUND

                            PORTFOLIO OF INVESTMENTS
                                October 31, 1999

  Shares                                       Value
  -------                                   -----------

            COMMON STOCKS AND WARRANTS (97.5%)

            FINLAND (4.1%)

            MULTI-INDUSTRY
    51,000  Nokia AB.....................  $  5,837,041
                                           ------------
            TOTAL FINLAND  ..............     5,837,041
                                           ------------

            FRANCE (19.4%)

            BANKING
    47,700  Banque National de Paris CI..     4,189,466
                                           ------------

            CAPITAL EQUIPMENT
    26,900  Alcatel Alsthom SA...........    4,201,772
                                           -----------

            ENERGY
    42,587  Total SA.....................     5,756,174
                                           ------------

            MEDIA
    45,400  Canal Plus...................     3,151,763
                                           ------------

            PHARMACEUTICALS
    74,000  Rhone Poulenc SA.............     4,140,923
                                           ------------

            SERVICES
    17,400  Accor SA.....................     3,916,668
    15,000  Suez Lyonn Aise Des Eaux.....     2,421,884
                                           ------------
                                              6,338,552
                                           ------------
            TOTAL FRANCE     ............    27,778,650
                                           ------------

            GERMANY (8.5%)

            BANKING
    40,290  Deutsche Pfandbrief-und
              Hypothekenbank AG..........     3,494,151
                                           ------------

            CAPITAL EQUIPMENT
   113,900  SAP AG ADR...................     4,164,469
                                           ------------

            INSURANCE
    14,894  Allianz AG Registered .......     4,535,380
                                           ------------
            TOTAL GERMANY ...............    12,194,000
                                           ------------

            IRELAND (2.6%)

            BANKING
    92,800  Allied Irish Banks, Plc......     1,161,579
                                           ------------

            CONSUMER NON-DURABLES
 1,491,763  Waterford Wedgewood, Plc.....     1,584,802
                                           ------------

            PHARMACEUTICALS
    35,600  Elan Corp., Plc. ADR*........       916,700
                                           ------------
            TOTAL IRELAND   .............     3,663,081
                                           ------------

            ITALY (8.2%)

            INSURANCE
   132,800  Assicurazioni Generali ......     4,281,366
                                           ------------

            TELECOMMUNICATIONS
   723,200  Telecom Italia Mobile SpA....     4,529,956
   345,000  Telecom Italia SpA...........     2,994,191
                                           ------------
                                              7,524,147

                                           ------------
            TOTAL ITALY   ...............    11,805,513
                                           ------------

            NETHERLANDS (6.5%)

            CONSUMER GOODS
    64,562  Heineken NV..................     3,292,933
                                           ------------

            FINANCE
    86,100  Fortis Amev NV...............     2,964,169
                                           ------------

            SERVICES
   100,400  Ahold (Kon) NV...............     3,083,687
                                           ------------
            TOTAL NETHERLANDS   .........     9,340,789
                                           ------------

            SPAIN (8.0%)

            BANKING
   373,058  Banco Santander SA...........     3,872,998
                                           ------------

            FINANCE
   252,900  Banco Bilbao Vizcaya, SA.....     3,399,644
                                           ------------

            TELECOMMUNICATIONS
   260,738  Telefonica Ca.*..............     4,289,383
                                           ------------
            TOTAL SPAIN  ................    11,562,025
                                           ------------

                     THE 59 WALL STREET EUROPEAN EQUITY FUND

                            Portfolio of Investments
                          October 31, 1999 (continued)

  Shares                                       Value
  -------                                   -----------

            SWEDEN (7.0%)

            CAPITAL EQUIPMENT
    80,200  Atlas Copco.................. $   2,116,172
   111,000  Ericsson (LM) Telephone
              Co. Class `B'..............     4,616,002
                                           ------------
                                              6,732,174
                                           ------------

            CONSUMER DURABLES
   166,000  Electrolux AB ...............     3,310,311
                                           ------------
            TOTAL SWEDEN   ..............    10,042,485
                                           ------------

            SWITZERLAND (6.2%)

            BANKING
    14,900  Union Bank of Switzerland
              AG.........................     4,335,203
                                           ------------

            PHARMACEUTICALS
     3,010  Novartis AG Bearer...........     4,502,264
                                           ------------
            TOTAL SWITZERLAND  ..........     8,837,467
                                           ------------

            UNITED KINGDOM (27.0%)

            ENERGY
   634,600  BP Amoco.....................     6,157,581
   600,000  Shell Transport & Trading
              Co., Plc. .................     4,599,314
                                           ------------
                                             10,756,895
                                           ------------

            FOOD & BEVERAGES
   331,806  Diageo, Plc. ................     3,353,123
                                           ------------

            INSURANCE
   187,100  Prudential Corp. ............     2,934,539
                                           ------------

            MEDIA
   158,000  Pearson,Plc. ................     3,549,080
                                           ------------

            PHARMACEUTICALS
   125,700  Glaxo Wellcome, Plc. ........     3,709,640
                                           ------------

            REAL ESTATE
   344,800  British Land Co., Plc. (The).     2,478,766
    62,700  Land Securities, Plc.........       783,017
                                           ------------
                                              3,261,783
                                           ------------

            SERVICES
   220,000  BAA, Plc.....................     1,614,114
   308,220  Granada Group................     2,436,105
   121,100  Railtrack Group, Plc.........     2,451,574
                                           ------------
                                              6,501,793
                                           ------------
            TELECOMMUNICATIONS
   253,400  British Telecom, Plc.........     4,594,827
                                              ---------
            TOTAL UNITED KINGDOM  .......    38,661,680
                                           ------------
            TOTAL COMMON STOCKS
               AND WARRANTS
               (identified cost
               $109,616,732).............   139,722,731
                                           ------------

            TIME DEPOSIT (2.1%)

 3,047,000  State Street Bank
              (Cayman)  4.50%, 11/1/99
              (identified cost $3,047,000)    3,047,000
                                           ------------



TOTAL INVESTMENTS (identified cost $112,663,732) (a) ...  99.6%     $142,769,731
CASH AND OTHER ASSETS in excess of LIABILITIES   .......   0.4           544,828
                                                         -----      ------------
NET ASSETS   ........................................... 100.0%     $143,314,559
                                                         =====      ============


------------
*   Non-income producing security.
(a) The aggregate cost for federal income tax purposes is $114,548,476, the aggregate gross unrealized appreciation is $31,278,592, and the aggregate gross unrealized depreciation is $3,057,337, resulting in net unrealized appreciation of $28,221,255.

                       See Notes to Financial Statements.

                     THE 59 WALL STREET EUROPEAN EQUITY FUND

                       STATEMENT OF ASSETS AND LIABILITIES
                                October 31, 1999

ASSETS:
      Investments in securities, at value (identified cost $112,663,732) (Note 1)............     $142,769,731
      Cash (including $653,410 in foreign currency)..........................................          660,653
      Receivables for:
        Foreign tax reclaim..................................................................          230,572
        Capital stock sold...................................................................            9,000
        Dividends and other receivables......................................................          177,956
                                                                                                  ------------
             Total Assets ...................................................................     $143,847,912
                                                                                                  ------------

LIABILITIES:
      Payables for:
        Capital stock redeemed...............................................................          237,328
        Investment advisory fee (Note 3) ....................................................           76,601
        Shareholder servicing/eligible institution fees (Note 2).............................           29,462
        Administrative fee (Note 2)..........................................................           17,677
        Accrued expenses and other liabilities...............................................          172,285
                                                                                                  ------------
             Total Liabilities ..............................................................          533,353
                                                                                                  ------------
      Net Assets   ..........................................................................     $143,314,559
                                                                                                  ============
Net Assets Consist of:
      Paid-in capital........................................................................     $101,590,120
      Distributions in excess of net investment income.......................................           (9,204)
      Accumulated net realized gain..........................................................       11,632,511
      Net unrealized appreciation............................................................       30,101,132
                                                                                                  ------------
Net Assets ..................................................................................     $143,314,559
                                                                                                  ============
Net asset value and offering price per share
     ($143,314,559 / 3,778,953 shares) ......................................................           $37.92
                                                                                                        ======

                       See Notes to Financial Statements.

                     THE 59 WALL STREET EUROPEAN EQUITY FUND

                             STATEMENT OF OPERATIONS
                                October 31, 1999

INVESTMENT INCOME:
      Income:
         Dividends (net of foreign withholding taxes of $436,913)............................      $ 2,269,003
         Interest income.....................................................................           62,116
                                                                                                   -----------
             Total Income ...................................................................        2,331,119
                                                                                                   -----------
      Expenses:
         Investment advisory fee (Note 2)....................................................          963,214
         Shareholder servicing/eligible institution fees (Note 2)............................          370,467
         Custodian fee ......................................................................          273,938
         Administrative fee (Note 2).........................................................          222,280
         Directors' fees and expenses (Note 2)...............................................           15,697
         Miscellaneous expenses..............................................................          131,894
                                                                                                   -----------
              Total Expenses  ...............................................................        1,977,490
                                                                                                   -----------
      Net Investment Income  ................................................................          353,629
                                                                                                   -----------

NET REALIZED AND UNREALIZED GAIN (Notes 1 and 3):
      Net realized gain on investments and foreign exchange transactions.....................       17,161,319
      Net change in unrealized appreciation on investments and foreign
          exchange translations..............................................................         (476,200)
                                                                                                   -----------

             Net Realized and Unrealized Gain ...............................................       16,685,119
                                                                                                   -----------
      Net Increase in Net Assets Resulting from Operations ..................................      $17,038,748
                                                                                                   ===========

                       See Notes to Financial Statements.

                     THE 59 WALL STREET EUROPEAN EQUITY FUND

                       STATEMENT OF CHANGES IN NET ASSETS


                                                                              For the years ended October 31,
                                                                             --------------------------------
                                                                                  1999              1998
                                                                             -------------      -------------
INCREASE (DECREASE) IN NET ASSETS:
      Operations:
         Net investment income............................................   $     353,629      $     961,898
         Net realized gain on investments and foreign exchange
            transactions..................................................      17,161,319         18,182,740
         Net change in unrealized appreciation on investments
            and foreign currency translations.............................        (476,200)         8,405,926
                                                                             -------------      -------------
            Net increase in net assets resulting from operations .........      17,038,748         27,550,564
                                                                             -------------      -------------
      Dividends and distributions declared (Note 1):
         From net investment income.......................................      (2,459,709)        (1,180,532)
         In excess of net investment income...............................         (21,160)               --
           From net realized gains........................................     (17,676,237)       (19,684,595)
                                                                              ------------       ------------
            Total dividends and distributions declared....................     (20,157,106)       (20,865,127)
                                                                              ------------       ------------

      Capital stock transactions (Note 4):
         Net proceeds from sales of capital stock.........................      84,815,753        150,544,385
         Net asset value of capital stock issued to shareholders in
            reinvestment of distributions.................................      13,820,724          1,850,819
         Net cost of capital stock redeemed...............................    (107,760,311)      (157,702,565)
                                                                             -------------      -------------
            Net decrease in net assets resulting from capital
               stock transactions.........................................      (9,123,834)        (5,307,361)
                                                                              ------------       ------------
               Total increase (decrease) in net assets....................     (12,242,192)         1,378,076

NET ASSETS:
      Beginning of year...................................................     155,556,751        154,178,675
                                                                             -------------      -------------

      End of year (including distributions in excess of net investment income and undistributed net investment income
         of $9,204 and $2,106,080, respectively)..........................   $ 143,314,559      $ 155,556,751
                                                                             =============      =============

                       See Notes to Financial Statements.

                     THE 59 WALL STREET EUROPEAN EQUITY FUND

                              FINANCIAL HIGHLIGHTS
 Selected per share data and ratios for a share outstanding throughout each year


                                                                 For the years ended October 31,
                                                 -------------------------------------------------------------
                                                  1999          1998          1997         1996          1995
                                                 ------        ------        ------       ------        ------
Net asset value, beginning of year............   $39.05        $38.02        $35.02       $31.95        $31.82

Income from investment operations:
  Net investment income.......................    0.091          0.42          0.39         0.38(1)       0.45
  Net realized and unrealized gain............     4.15          6.06          5.29         4.08          2.09

Less dividends and distributions (Note 1):
  From net investment income..................    (0.65)        (0.31)        (0.41)        --            --
  In excess of net investment income..........    (0.01)          --            --          --            --
  From net realized gains.....................    (4.71)        (5.14)        (2.27)       (1.39)        (2.41)
                                                 ------        ------        ------       ------        ------
Net asset value, end of year..................   $37.92        $39.05        $38.02       $35.02        $31.95
                                                 ======        ======        ======       ======        ======
Total Return..................................    11.87%        19.34%        17.28%       14.63%         9.42%

Ratios/Supplemental Data:
  Net assets, end of year (000's omitted)..... $143,315      $155,557      $154,179     $146,350      $116,955
  Expenses as a percentage of average
    net assets:

  Expenses paid by Fund.......................     1.33%         1.18%         1.32%        1.23%         1.24%
  Expenses paid by commissions(2).............    --             0.01%         0.01%        0.01%         0.05%
  Expense offset arrangement..................    --             0.02%         0.03%        0.09%         0.14%
                                                 ------       -------        ------       ------        ------
        Total expenses........................     1.33%         1.21%         1.36%        1.33%         1.43%
  Ratio of net investment income to
    average net assets........................     0.24%         0.60%         1.02%        1.16%         1.55%
  Portfolio turnover rate.....................       37%           56%           82%          42%           72%


---------
(1)  Calculated using average shares outstanding for the year.

(2) A portion of the Fund's securities transactions are directed to certain unaffiliated brokers which in turn use a portion of the commissions they receive from the Fund to pay other unaffiliated service providers on behalf of the Fund for services provided for which the Fund would otherwise be obligated to pay.

                      See Notes to Financial Statements.

                  THE 59 WALL STREET PACIFIC BASIN EQUITY FUND

                            PORTFOLIO OF INVESTMENTS
                                October 31, 1999

  Shares                                       Value
 --------                                   -----------

            COMMON STOCKS AND WARRANTS (95.7%)

            AUSTRALIA (5.9%)

            CONSUMER GOODS
   321,800  Coca-Cola Amatil, Ltd. ......   $   993,225
                                            -----------

            SERVICES
    96,000  Lend Lease Corp..............     1,104,578
 1,225,000  Pasminco Ltd.* ..............     1,171,773
                                            -----------
                                              2,276,351
                                            -----------

            TELECOMMUNICATIONS
   654,700  Cable and Wireless Optus*....     1,498,832
                                            -----------
            TOTAL AUSTRALIA  ............     4,768,408
                                            -----------

            INDIA (2.9%)

            CAPITAL EQUIPMENT
   192,000  Reliance Industries .........     1,038,949
                                            -----------

            CONSUMER DURABLES
    11,700  Bajaj Auto, Ltd. ............       118,725
                                            -----------
   355,850  Industrial Credit & Investment
               Corp. of India, Ltd.......       649,646
                                            -----------

            MATERIALS
   244,000  Indo Gulf Fertilisers and
              Chemicals Corp., Ltd. GDR+.       463,600
     6,574  Reliance Industries, Ltd. GDR        35,369
                                            -----------
                                                498,969
                                            -----------
            TOTAL INDIA  ................     2,306,289
                                            -----------

            JAPAN (69.0%)

            BANKING
   212,000  Asahi Bank, Ltd..............     1,882,727
   136,000  Dai Ichi Kangyo Bank.........     1,865,158
                                            -----------
                                              3,747,885
                                            -----------

            CAPITAL GOODS/DURABLES
   338,000  Fuji Electric Co., Ltd.*.....     1,458,713
    67,000  Matsushita Electric Industrial
              Co. Ltd....................     1,410,425
       420  Matsushita Electric Industrial
              Co. Ltd. (Warrants)*.......       278,250
    57,000  Matsushita Electric Works....       552,124
     1,110  Matsushita Electric Works
              (Warrants)*................       138,750
   346,000  Mitsubishi Heavy Industries .     1,357,188
    74,000  Toyoda Auto Loom.............     1,440,683
                                            -----------
                                              6,636,133
                                            -----------

            CHEMICALS
    39,000  Shin-Etsu Chemical Co........     1,608,324
                                            -----------

            COMPUTER SOFTWARE
    33,500  Meitec Corp. ................     1,256,210
                                            -----------

            CONSUMER ELECTRONICS
    10,600  Sony Corp. ..................     1,652,978
       600  Sony Corp. (Warrants)*.......       352,500
                                            -----------
                                              2,005,478
                                            -----------

            CONSUMER GOODS
   123,000  Kirin Brewery Co., Ltd. .....     1,408,478
    80,000  Suzuki Motor Corp............     1,215,306
                                            -----------
                                              2,623,784
                                            -----------

            CONSUMER NON-DURABLES
    14,000  Nintendo Co., Ltd. ..........     2,222,115
                                            -----------

            ELECTRIC COMPONENTS
     7,000  Rohm Co., Ltd................     1,570,922
       230  Rohm Co. (Warrants)*.........       370,875
                                            -----------
                                              1,941,797
                                            -----------

            FINANCE
    13,000  Jafco .......................     1,458,713
    13,000  Orix Corp....................     1,745,468
                                            -----------
                                              3,204,181
                                            -----------

            FOOD & BEVERAGES
   181,000  Kikkoman Corp................     1,487,647
                                            -----------

            INSURANCE
   232,000  Mitsui Marine & Fire.........     1,537,470
                                            -----------

            MATERIALS
    34,000  Bridgestone Corp.............       935,840
   439,000  Mitsubishi Materials*........     1,157,811
   366,000  Sumitomo Metal & Mining......     1,105,687
   210,000  Tokyo Steel Manufacturing
              Co., Ltd...................       807,615
                                            -----------
                                              4,006,953
                                            -----------

                    See Notes to Financial Statements.

                 THE 59 WALL STREET PACIFIC BASIN EQUITY FUND

                            PORTFOLIO OF INVESTMENTS
                           October 31, 1999(continued)

 Shares                                       Value
---------                                   -----------

            JAPAN (continued)

            MULTI-INDUSTRY
   410,000  Prospect Japan Fund*.........   $ 3,813,000
     4,700  Softbank Corp................     1,951,760
                                            -----------
                                              5,764,760
                                            -----------

            PHARMACEUTICALS
    52,000  Kissei Pharmaceutical Co., Ltd.     997,411
    43,000  Sankyo Co., Ltd..............     1,224,801
   500,000  Sankyo Co., Ltd. (Warrants)*.       262,415
    57,000  Santen Pharmaceutical
              Co., Ltd...................     1,287,379
    19,000  Yamanouchi Pharmaceutical
               Co., Ltd..................       861,897
       240  Yamanouchi Pharmaceutical
              Co. Ltd. (Warrant)*........       327,000
                                            -----------
                                              4,960,903
                                            -----------

            PRECISION INSTRUMENTS
    18,000  Hoya Corp. ..................     1,294,716
                                            -----------

            REAL ESTATE
    21,400  Oriental Land Co., Ltd.......     2,027,736
                                            -----------

            RETAIL
    18,000  Ito-Yokado Co., Ltd..........     1,439,724
                                            -----------

            SERVICES
     9,900  Benesse Corp.................     2,117,292
    51,000  Credit Saison Co., Ltd.......     1,254,579
    93,000  Daikin Industries, Ltd.......     1,025,702
   750,000  Kawasaki Kisen Kaisha, Ltd...     1,503,309
     3,600  Trans Cosmos, Inc............       457,466
                                            -----------
                                              6,358,348
                                            -----------

            UTILITIES
    77,000  Chubu Electric Power
              Co., Inc...................     1,313,734
                                            -----------
            TOTAL JAPAN  ................    55,437,898
                                            -----------

            PAKISTAN (0.0%)

            MATERIALS
         3  Crescent Textiles Mills, Ltd.            --
                                            -----------

            SINGAPORE (8.9%)

            CONSUMER GOODS
   509,000  Fraser & Neave...............     2,172,729
                                            -----------

            FINANCE
   159,290  DBS Group Holdings...........     1,800,428
                                            -----------

            MATERIALS
   211,300  Asia Pulp & Paper, Ltd.
              ADR*.......................     1,465,894
   125,360  Asia Pulp Paper Ltd.
              (Warrants)*................       109,690
                                            -----------
                                              1,575,584
                                            -----------

            SERVICES
   155,000  Singapore Airlines...........     1,640,113
                                            -----------
            TOTAL SINGAPORE  ............     7,188,854
                                            -----------

            SOUTH KOREA (9.0%)

            ELECTRIC COMPONENTS
    21,560  Samsung Electronics Co.......     3,594,831
                                            -----------

            MATERIALS
    48,400  Pohang Iron & Steel Ltd.,
              ADR........................     1,615,350
                                            -----------

            TELECOMMUNICATIONS
   157,000  SK Telecom, Ltd. ADR.........     2,050,812
                                            -----------
            TOTAL SOUTH KOREA ...........     7,260,993
                                            -----------
            TOTAL COMMON STOCKS
              AND WARRANTS
              (identified cost
               $56,738,009)..............    76,962,442
                                            -----------

            TIME DEPOSIT (1.2%)
   929,000  State Street Bank (Cayman)
              4.50%, 11/1/99
              (identified cost $929,000).       929,000
                                            -----------

                    See Notes to Financial Statements.

                 THE 59 WALL STREET PACIFIC BASIN EQUITY FUND

                            PORTFOLIO OF INVESTMENTS
                           October 31, 1999(continued)


TOTAL INVESTMENTS (identified cost $57,667,009) (a) .....  96.9%    $77,891,442
CASH AND OTHER ASSETS LESS LIABILITIES ..................   3.1       2,519,625
                                                          -----     -----------
NET ASSETS .............................................. 100.0%    $80,411,067
                                                          =====     ===========
----------
*   Non-income producing security.
+   Rule 144A security.

(a) The aggregate cost for federal income tax purposes is $62,102,404, the aggregate gross unrealized appreciation is $17,559,980, and the aggregate gross unrealized depreciation is $1,680,942, resulting in net unrealized appreciation of $15,879,038.

                      THE 59 WALL STREET PACIFIC BASIN FUND

                       STATEMENT OF ASSETS AND LIABILITIES
                                October 31, 1999

ASSETS:
      Investments in securities, at value (identified cost $57,667,009) (Note 1).............      $77,891,442
      Cash ..................................................................................           73,058
      Receivables for:
        Investments sold.....................................................................        1,831,836
        Capital stock sold...................................................................          663,235
        Dividends............................................................................           95,022
                                                                                                   -----------
             Total Assets  ..................................................................      $80,554,593
                                                                                                   -----------

LIABILITIES:
      Payables for:
        Investment advisory fee (Note 3) ....................................................           43,481
        Shareholder servicing/eligible institution fees (Note 2).............................           16,724
        Foreign withholding taxes............................................................           14,117
         Administrative fee (Note 2).........................................................           10,034
        Capital stock redeemed...............................................................            2,106
        Accrued expenses and other liabilities...............................................           57,064
                                                                                                   -----------
             Total Liabilities ..............................................................          143,526
                                                                                                   -----------
 Net Assets    ..............................................................................      $80,411,067
                                                                                                   ===========
Net Assets Consist of:
      Paid-in capital........................................................................      $85,924,895
      Undistributed net investment income....................................................          675,496
      Accumulated net realized loss..........................................................      (26,412,431)
      Net unrealized appreciation............................................................       20,223,107
                                                                                                   -----------
Net Assets ..................................................................................      $80,411,067
                                                                                                   ===========
Net asset value and offering price per share
     ($80,411,067 / 2,073,868 shares) .......................................................           $38.77
                                                                                                        ======

                       See Notes to Financial Statements.

                      THE 59 WALL STREET PACIFIC BASIN FUND

                             STATEMENT OF OPERATIONS
                                October 31, 1999

INVESTMENT INCOME:
      Income:
         Dividends (net of foreign withholding taxes of $56,421).............................      $   385,096
         Interest income.....................................................................           46,939
                                                                                                   -----------
            Total Income ...................................................................           432,035
                                                                                                   -----------
      Expenses:
         Investment advisory fee (Note 2)....................................................          342,621
         Shareholder servicing/eligible institution fees (Note 2)............................          131,777
         Custodian fee (Note 3)..............................................................          105,064
         Administrative fee (Note 2).........................................................           79,066
         Professional fees...................................................................           42,126
         Directors' fees and expenses (Note 2)...............................................            8,804
         Miscellaneous expenses..............................................................           28,327
                                                                                                   -----------
           Total Expenses ...................................................................          737,785
           Fees paid indirectly..............................................................           (2,497)
                                                                                                   -----------
           Net Expenses  ....................................................................          735,288
                                                                                                   -----------
      Net Investment Loss ...................................................................         (303,253)
                                                                                                   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) (Notes 1 and 3):
      Net realized gain on investments and foreign exchange transactions.....................       11,428,050
      Net change in unrealized depreciation on investments and foreign
          exchange translations..............................................................       21,794,575
                                                                                                   -----------
          Net Realized and Unrealized Gain ..................................................       33,222,625
                                                                                                   -----------
      Net Increase in Net Assets Resulting from Operations ..................................      $32,919,372
                                                                                                   ===========

                       See Notes to Financial Statements.

                  THE 59 WALL STREET PACIFIC BASIN EQUITY FUND

                       STATEMENT OF CHANGES IN NET ASSETS


                                                                               For the years ended October 31,
                                                                            ----------------------------------
                                                                                 1999                1998
                                                                            -------------       --------------
INCREASE (DECREASE) IN NET ASSETS:
      Operations:
         Net investment loss..............................................  $    (303,253)      $    (315,697)
         Net realized gain (loss) on investments and foreign exchange
            transactions..................................................     11,428,150         (20,966,434)
         Net change in unrealized appreciation on investments
            and foreign currency translations.............................     21,794,575          15,355,772
                                                                            -------------       -------------
            Net increase (decrease) in net assets resulting
             from operations .............................................     32,919,372          (5,926,359)
                                                                            -------------       -------------
      Dividends and distributions declared (Note 1):
         From net investment income.......................................             --          (1,028,455)
         In excess of net investment income...............................             --          (2,160,330)
                                                                            -------------       -------------
            Total dividends and distributions declared....................             --          (3,188,785)
                                                                            -------------       -------------

      Capital stock transactions (Note 4):
         Net proceeds from sales of capital stock.........................    115,186,849          57,199,326
         Net asset value of capital stock issued to shareholders in
            reinvestment of distributions.................................             --             147,105
         Net cost of capital stock redeemed...............................   (100,325,530)       (117,907,402)
                                                                            -------------       -------------
            Net increase (decrease) in net assets resulting from capital
               stock transactions.........................................     14,861,319         (60,560,971)
                                                                            -------------       -------------
               Total increase (decrease) in net assets....................      47,780,691        (69,676,115)


NET ASSETS:
      Beginning of year...................................................     32,630,376         102,306,491
                                                                            -------------       -------------
      End of year (including undistributed net investment income of
         $675,496 and distributions in excess of net investment
         income of $489,072, respectively)................................  $  80,411,067       $  32,630,376
                                                                            =============       =============


                      See Notes to Financial Statements.

                      THE 59 WALL STREET PACIFIC BASIN FUND

                              FINANCIAL HIGHLIGHTS
 Selected per share data and ratios for a share outstanding throughout each year


                                                                 For the years ended October 31,
                                                  -----------------------------------------------------------
                                                   1999         1998         1997          1996         1995
                                                  ------       ------       ------        ------       ------
Net asset value, beginning of period..........    $20.31       $24.52       $30.19        $29.88       $39.85

Income from investment operations:
  Net investment income (loss)................     (0.17)(1)    (0.20)        0.00(1),(2)  0.051        0.11
  Net realized and unrealized gain (loss).....     18.63        (2.39)       (4.69)         1.62        (4.50)

Less dividends and distributions (Note 1):
  From net investment income..................       --         (0.52)       (0.00)(2)     (0.86)       (0.00)(2)
  In excess of net investment income..........       --         (1.10)       (0.25)        (0.50)         --
  From net realized gains.....................       --           --         (0.28)          --         (5.58)
  In excess of net realized gains.............       --           --         (0.45)         --            --
                                                  ------       ------       ------        -------      ------
Net asset value, end of period................    $38.77       $20.31       $24.52        $30.19       $29.88
                                                  ======       ======       ======        ======       ======
Total return..................................     90.89%      (10.78%)     (16.03%)        5.65%      (10.62%)

Ratios/Supplemental Data:
  Net assets, end of period (000's omitted) ..   $80,411      $32,630     $102,306      $150,685     $114,932
Expenses as a percentage of average
  net assets:
    Expenses paid by Fund.....................      1.39%        1.44%        1.19%         1.13%        1.24%
    Expenses paid by commissions3 ............       --           --          0.01%         0.01%        0.05%
    Expense offset arrangement................       -- (4)      0.18%        0.06%         0.16%        0.14%
                                                  ------       ------       ------        ------       ------
      Total expenses..........................      1.39%        1.62%        1.26%         1.30%        1.43%
  Ratio of net investment income (loss) to
     average net assets.......................     (0.58%)      (0.73%)       0.00%         0.16%        0.53%
  Portfolio turnover rate.....................        97%          91%          63%           58%          82%


---------
(1)  Calculated using average shares outstanding for the year.

(2)  Less than $0.01 per share.

(3) A portion of the Fund's securities transactions are directed to certain unaffiliated brokers which in turn use a portion of the commissions they receive from the Fund to pay other unaffiliated service providers on behalf of the Fund for services provided for which the Fund would otherwise be obligated to pay.

(4)  Less than 0.01%.

                      See Notes to Financial Statements.

                     THE 59 WALL STREET EUROPEAN EQUITY FUND
                  THE 59 WALL STREET PACIFIC BASIN EQUITY FUND

                          NOTES TO FINANCIAL STATEMENTS

     1. Organization and Significant Accounting Policies. The 59 Wall Street European Equity Fund and The 59 Wall Street Pacific Basin Equity Fund
(individually the "Fund" or collectively the "Funds") are separate non-diversified series of The 59 Wall Street Fund, Inc. (the "Corporation") which is registered under the Investment Company Act of 1940, as amended. The Corporation is an open-ended management investment company organized under the laws of the State of Maryland on July 19, 1990. The Funds commenced operations on November 1, 1990.

     Each Fund's financial statements are prepared in accordance with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements and are based, in part, on the following accounting policies. Actual results could differ from those estimates.

            A. Valuation of Investments. (1) The value of investments listed on either a domestic or foreign securities exchange is based on the last price on that exchange prior to the time when assets are valued, or in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchange; (2) unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market; (3) securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Corporation's Board of Directors. Such procedures include the use of independent pricing services, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to the value from dealers; and general market conditions;
      (4) for purposes of calculating net asset value per share, all assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars at the prevailing rates of exchange available at the time of valuation; and (5) trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the New York Stock Exchange and may also take place on days on which the New York Stock Exchange is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when a Fund's net asset value is calculated, such securities will be valued at fair value in accordance with procedures established by and under the general supervision of the Corporation's Board of Directors.

            B. Foreign Currency Translations. The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange of such currency against the U.S. dollar to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Upon the purchase or sale of a security denominated in foreign currency, each Fund may enter into forward foreign currency exchange contracts for the purchase or sale, for a fixed amount of U.S. dollars, of the amount of foreign currency involved in the underlying security transactions. The Funds do not isolate that portion of realized gain or loss on investments resulting from changes in foreign exchange rates on investments from the fluctuations arising from the changes in market prices of such investments. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized and unrealized gains and losses arise from the sales of portfolio securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalents of the amounts actually received or paid. Net unrealized appreciation or depreciation on foreign currency
      translations   arise  from

                    THE 59 WALL STREET EUROPEAN EQUITY FUND
                  THE 59 WALL STREET PACIFIC BASIN EQUITY FUND

                    NOTES TO FINANCIAL STATEMENTS(continued)


      changes in the value of the assets and liabilities, excluding investments in securities, at fiscal year end, arising from changes in the exchange rate.

            C. Forward Foreign Currency Exchange Contracts.  The Funds may enter into forward foreign currency exchange contracts ("contracts") in connection with planned purchases or sales of securities, to hedge the U.S. dollar value of portfolio securities denominated in a particular currency, or to increase or shift its exposure to a currency other than U.S. dollars. The Funds have no specific limitation on the percentage of assets which may be committed to these types of contracts. The Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The U.S. dollar values of foreign currency underlying all contractual commitments held by the Funds are determined using forward currency exchange rates supplied by a quotation service.

            D. Accounting for Investments. Security transactions are accounted for on the trade date. Realized gains and losses on security transactions are determined on the identified cost method. Dividend income and other distributions from the portfolio securities are recorded on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured. Interest income is accrued daily.

            E. Federal Income Taxes. It is the Corporation's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. Each Fund files a tax return annually using tax accounting methods required under provisions of the Internal Revenue Code which may differ form generally accepted accounting principles, the basis which these financial statements are prepared. Accordingly, the amounts of net investment income an net realized gain reported on these financial statements may differ from that reported on each Fund's tax return due to certain book-to-tax differences such as losses deferred due to "wash sale" transactions, utilization of capital loss carryforwards and the recognition of unrealized gains or losses on open forward foreign currency exchange contracts and passive foreign investment companies at year-end. These differences may result in temporary over-distributions for financial statement purposes and are classified as distributions in excess of accumulated net realized gains or net investment income. Permanent differences are reclassified on the statement of assets and liabilities based upon their tax classification. As such, the character of distributions to shareholders reported in the Financial Highlights table may differ from that reported to shareholders on Form 1099-DIV. These distributions do not constitute a return of capital.

            F. Dividends and Distributions to Shareholders. Dividends and distributions to shareholders are recorded on the ex-dividend date.

      2. Transactions with Affiliates.

      Investment Advisory Agreement. The Corporation has an investment advisory agreement with Brown Brothers Harriman & Co. (the "Adviser") for which the Adviser receives a fee from each Fund calculated daily and paid monthly at an annual rate equivalent to 0.65% of each Fund's average daily net assets. For the year ended October 31, 1999, the European Equity Fund and the Pacific Basin Fund incurred $963,214 and $342,621, respectively, for advisory services.

                   THE 59 WALL STREET EUROPEAN EQUITY FUND
                  THE 59 WALL STREET PACIFIC BASIN EQUITY FUND

                    NOTES TO FINANCIAL STATEMENTS(continued)


      Administrative Fee. The Corporation has an administrative agreement with Brown Brothers Harriman & Co. (the "Administrator") for which the Administrator receives a fee from each Fund calculated daily and paid monthly at an annual rate equivalent to 0.15% of each Fund's average daily net assets. The Administrator has a sub administration services agreement with 59 Wall Street Administrators, Inc. for which 59 Wall Street Administrators, Inc. receives such compensation as is from time to time agreed upon, but not in excess of the amount paid to the Administrator. For the year ended October 31, 1999, the European Equity Fund and the Pacific Basin Equity Fund incurred $222,280 and $79,066, respectively, for administrative services.

      Shareholder Servicing/Eligible Institution Agreement. The Corporation has a shareholder servicing agreement and an eligible institution agreement with Brown Brothers Harriman & Co. for which Brown Brothers Harriman & Co. receives a fee from each Fund calculated daily and paid monthly at an annual rate equivalent to 0.25% if each Fund's average daily net assets. For the year ended October 31, 1999, the European Equity Fund and the Pacific Basin Equity Fund incurred $370,467 and $131,777, respectively, for such services.

      Board of Directors' Fee. Each Director receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from each Fund. For the year ended October 31, 1999, the European Equity Fund and the Pacific Basin Equity Fund incurred $15,697 and $8,804, respectively, for these fees.

      3. Investment Transactions. For year ended October 31, 1999, the cost of purchases and the proceeds of sales of investment securities other than short-term investments were as follows:

                                              European        Pacific Basin
                                             Equity Fund       Equity Fund
                                             -----------       -----------
        Purchases.........................   $56,331,250        $61,203,908
        Sales.............................   $54,823,820        $50,678,389

      There were no purchases or sales of U.S. government obligations during the year. Custody fees for the Pacific Basin Equity Fund were further reduced by $2,497, as a result of an expense offset arrangement with the Fund's custodian.

      4. Capital Stock. The Corporation is permitted to issue 2,500,000,000 shares of capital stock, par value $.001 per share, of which 25,000,000 shares have been classified as shares of each of the Funds. Transactions in shares of capital stock were as follows:


                                                                       For the years ended October 31,
                                                        --------------------------------------------------------
                                                          European Equity Fund         Pacific Basin Equity Fund
                                                        -------------------------      -------------------------
                                                          1999           1998             1999            1998
                                                        ---------        --------      ----------     -----------
Capital stock sold..................................    2,264,288       3,734,540       3,748,466      2,679,150
Capital stock issued in connection with reinvestment
   of dividends and distributions...................      391,411          55,002              --          7,079
Capital stock redeemed..............................   (2,860,346)     (3,861,404)     (3,281,480)    (5,251,617)
                                                       ----------      ----------      ----------     ----------
Net increase (decrease).............................     (204,647)        (71,862)        466,986     (2,565,388)
                                                       ==========      ==========      ==========     ==========

      5. Federal Income Tax Status. At October 31, 1999, the Pacific Basin Equity Fund, for federal income taxes purposes, had a capital loss carryforward of $25,826,588 which may be applied against any net taxable realized gain of each succeeding year until the earlier of it utilization or expiration on October 31, 2006.

      6. Subsequent Event. Effective November 1, 1999, each of the European Equity Fund and the Pacific Basin Equity Fund will invest all of its assets in the European Equity Portfolio and the Pacific Basin Equity Portfolio, respectively. Each is an open-ended investment company having the same investment objective as its corresponding fund.

                          INDEPENDENT AUDITORS' REPORT

Board of Directors and Shareholders
The 59 Wall Street Fund, Inc.:

      We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of The 59 Wall Street European Equity Fund and The 59 Wall Street Pacific Basin Equity Fund (portfolios of the 59 Wall Street, Fund, Inc.) as of October 31, 1999, the related statements of operations for the year then ended, the statements of changes in net assets for the years ended October 31, 1999, and 1998, and the financial highlights for each of the years in the five-year period ended October 31, 1999. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at October 31, 1999 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the respective portfolios of The 59 Wall Street Fund, Inc. at October 31, 1999, the results of their operations, the changes in their net assets, and their financial highlights for the respective stated periods in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
December 17, 1999

                   Management's Discussion of fund performance

      The  following  investment   management  strategies  and  techniques  have
materially affected the Fund's performance for the fiscal year ended October 31, 1999.

European Equity Fund

      After a pronounced slowdown in economic growth in the latter half of 1998, European economies found their footing again early in 1999 and accelerated gradually throughout the year. This economic rebound, coupled with ongoing restructuring and reorganization of the European corporate sector, drove earnings growth of around 17% for the period under review. Although underlying European equity markets reflected this strong earnings growth, with the MSCI Europe up 22.4% in local terms, weakness in the euro held back dollar returns to a more pedestrian 12.5% for the year ended October 1999.

      This market performance, though, hides significant returns in certain sectors of the market. European technology stocks, for example, enjoyed a massive rally throughout the first nine months of 1999, in line with the Nasdaq market in the US. The Fund's holdings in mobile communication equipment manufacturers, software companies and certain media stocks benefited from these trends throughout the year.

      The European Equity Fund realized a dollar-adjusted return of 11.9% during the period, and since its inception has generated an annualized rate of return of 12.5%. The investment strategy continues to focus on larger capitalization companies with leading market positions and superior growth prospects.

                     European Equity Fund Growth of $10,000

   -----------------------------------------------
                    Total Return
   -----------------------------------------------
   One Year          Five Years        Inception
     Ended             Ended          to 10/31/99
   10/31/99           10/31/99       (Annualized)
   -----------------------------------------------
    11.87%            14.45%            12.49%
   -----------------------------------------------


                          [plot points for line chart]

DATE               European Equity Fund*            MSCI-Europe
10/31/90           $10,000                          $10,000
11/30/90           $9,924                           $10,100
12/31/90           $9,784                           $9,954
1/31/91            $9,964                           $10,288
2/28/90            $10,460                          $11,188
3/31/91            $9,880                           $10,439
4/30/91            $10,004                          $10,329
5/31/91            $10,144                          $10,634
6/30/91            $9,500                           $9,740
7/31/91            $9,996                           $10,415
8/31/91            $10,108                          $10,605
9/30/91            $10,368                          $10,923
10/31/91           $10,160                          $10,694
11/30/91           $9,904                           $10,442
12/31/91           $10,689                          $11,258
1/31/92            $10,746                          $11,255
2/29/92            $10,790                          $11,299
3/31/92            $10,435                          $10,903
4/30/92            $11,073                          $11,505
5/31/92            $11,549                          $12,160
6/30/92            $11,452                          $11,933
7/31/92            $10,972                          $11,507
8/31/92            $11,032                          $11,469
9/30/92            $10,895                          $11,280
10/31/92           $10,960                          $10,493
11/30/92           $11,218                          $10,488
12/31/92           $11,494                          $10,728
1/31/93            $11,340                          $10,746
2/28/93            $11,419                          $10,868
3/31/93            $11,762                          $11,427
4/30/93            $12,082                          $11,680
5/31/93            $12,223                          $11,806
6/30/93            $11,836                          $11,633
7/31/93            $11,871                          $11,673
8/31/93            $12,885                          $12,698
9/30/93            $12,929                          $12,659
10/31/93           $13,680                          $13,186
11/30/93           $13,606                          $12,902
12/31/93           $14,611                          $13,870
1/31/94            $15,322                          $14,576
2/28/94            $14,524                          $14,060
3/31/94            $13,730                          $13,663
4/30/94            $14,071                          $14,228
5/31/94            $13,448                          $13,623
6/30/94            $13,453                          $13,480
7/31/94            $14,094                          $14,187
8/31/94            $14,667                          $14,637
9/30/94            $14,094                          $14,055
10/31/94           $14,685                          $14,668
11/30/94           $13,960                          $14,106
12/31/94           $14,036                          $14,187
1/31/95            $13,906                          $14,076
2/28/95            $14,222                          $14,396
3/31/95            $14,896                          $15,064
4/30/95            $15,409                          $15,546
5/31/95            $15,505                          $15,864
6/30/95            $15,470                          $16,014
7/31/95            $15,998                          $16,846
8/31/95            $16,450                          $16,198
9/30/95            $16,400                          $16,687
10/31/95           $16,068                          $16,608
11/30/95           $15,842                          $16,726
12/31/95           $16,352                          $17,257
1/31/96            $16,404                          $17,369
2/29/96            $16,678                          $17,685
3/31/96            $17,219                          $17,897
4/30/96            $17,630                          $18,026
5/31/96            $17,966                          $18,165
6/30/96            $17,924                          $18,365
7/31/96            $17,445                          $18,135
8/31/96            $17,971                          $18,674
9/30/96            $18,165                          $18,970
10/31/96           $18,418                          $19,508
11/29/96           $19,192                          $20,497
12/31/96           $19,499                          $20,894
1/31/97            $19,317                          $20,950
2/28/97            $19,289                          $21,227
3/31/97            $19,874                          $21,913
4/30/97            $19,465                          $21,804
5/30/97            $20,391                          $22,735
6/30/97            $21,499                          $23,872
7/31/97            $22,237                          $24,991
8/31/97            $20,811                          $23,563
9/30/97            $22,783                          $25,848
10/31/97           $21,601                          $24,577
11/30/97           $21,931                          $24,955
12/31/97           $22,478                          $25,867
1/31/98            $23,429                          $26,943
2/28/98            $25,191                          $29,050
3/31/98            $27,172                          $31,119
4/30/98            $27,839                          $31,722
5/31/98            $28,169                          $32,365
6/30/98            $28,439                          $32,719
7/31/98            $29,060                          $33,366
8/31/98            $24,815                          $29,169
9/30/98            $24,016                          $28,003
10/31/98           $25,779                          $30,244
11/30/98           $27,410                          $31,853
12/31/98           $27,911                          $33,246
01/31/99           $28,101                          $33,032
02/28/99           $27,987                          $32,194
03/31/99           $28,428                          $32,545
04/30/99           $28,892                          $33,515
05/31/99           $27,835                          $31,905
06/30/99           $28,420                          $32,444
07/31/99           $28,420                          $32,745
08/31/99           $28,025                          $33,078
09/30/99           $27,759                          $32,823
10/31/99           $28,839                          $34,031

      *net of fees and expenses

            Past performance is not predictive of future performance.

Pacific Basin Equity Fund

      The twelve months to October 31, 1999 saw a remarkable improvement in the stock markets and economies of the Pacific region. The MSCI Pacific index returned 51.6% in US dollars, reversing its 13.9% decline in the prior 12-month period. Of the five country components to this index, leadership came from three markets: Japan (+69.7%), Singapore (+66.1%) and Hong Kong (+30.1%). Outside the index benchmark there were significantly higher returns from Korea (+127.2%), Indonesia (+122.3%) and the Japan OTC market (+264.6%).

      Once again the 59 Wall Street Pacific Fund outperformed its benchmark, rising by 90.9% to 10/31/99. The excess return relative to the MSCI Pacific index was achieved by above-benchmark performance of our Japanese holdings, including exposure to the dynamic small-company segment, and by highly selective diversification out of Japan, where the Fund had been concentrated for most of 1998, into the markets of Korea, Australia and Singapore. More lately the Fund has added positions in Hong Kong, and retains a small exposure to India. Since June 30, 1999 the Fund has not had any currency hedges, having realized a modest profit on its pre-existing yen position.

      While we do not anticipate anything like the returns of the past 12 months as we head into a new year, the region's economic outlook is considerably brighter. Improved corporate management in Japan and Korea; a more stable political outlook in countries such as Indonesia; and appropriate macroeconomic policies, such as tax cuts in Japan and Hong Kong, are encouraging developments.

                   Pacific Basin Equity Fund Growth of $10,000

   -----------------------------------------------
                    Total Return
   -----------------------------------------------
   One Year          Five Years        Inception
     Ended             Ended          to 10/31/99
   10/31/99           10/31/99       (Annualized)
   -----------------------------------------------
    90.89%             6.21%            10.02%
   -----------------------------------------------


                          [plot points for line chart]

DATE               Pacific Basin Equity Fund*        MSCI-Pacific
10/31/90           $10,000                           $10,000
11/30/90           $9,368                            $8,891
12/31/90           $9,580                            $9,270
1/31/90            $9,940                            $9,559
2/28/90            $10,820                           $10,737
3/31/91            $10,912                           $10,151
4/30/91            $11,312                           $10,412
5/31/91            $11,308                           $10,372
6/30/91            $11,008                           $9,694
7/31/91            $11,296                           $10,021
8/31/91            $10,656                           $9,513
9/30/91            $10,936                           $10,262
10/31/91           $11,068                           $10,698
11/30/91           $10,612                           $10,010
12/31/91           $10,886                           $10,317
1/31/92            $11,095                           $9,918
2/29/92            $10,927                           $9,223
3/31/92            $10,457                           $8,346
4/30/92            $10,776                           $7,964
5/31/92            $11,487                           $8,585
6/30/92            $11,013                           $7,910
7/31/92            $10,326                           $7,800
8/31/92            $11,140                           $8,869
9/30/92            $10,760                           $8,665
10/31/92           $11,254                           $8,360
11/30/92           $11,393                           $8,518
12/31/92           $11,556                           $8,420
1/31/93            $11,437                           $8,404
2/28/93            $11,899                           $8,812
3/31/93            $12,377                           $9,877
4/30/93            $13,288                           $11,450
5/31/93            $13,915                           $11,783
6/30/93            $13,470                           $11,590
7/31/93            $13,584                           $12,275
8/31/93            $14,469                           $12,638
9/30/93            $14,787                           $12,166
10/31/93           $16,883                           $12,436
11/30/93           $16,744                           $10,681
12/31/93           $20,211                           $11,425
1/31/94            $19,470                           $12,748
2/28/94            $18,493                           $13,077
3/31/94            $16,892                           $12,355
4/30/94            $17,103                           $12,889
5/31/94            $17,239                           $13,196
6/30/94            $16,656                           $13,628
7/31/94            $17,261                           $13,335
8/31/94            $17,831                           $13,567
9/30/94            $17,524                           $13,227
10/31/94           $17,471                           $13,562
11/30/94           $16,086                           $12,805
12/31/94           $15,866                           $12,891
1/31/95            $14,293                           $12,076
2/28/95            $14,576                           $11,777
3/31/95            $15,124                           $12,681
4/30/95            $15,067                           $13,220
5/31/95            $15,704                           $12,691
6/30/95            $15,464                           $12,153
7/31/95            $16,201                           $13,030
8/31/95            $15,893                           $12,538
9/30/95            $15,992                           $12,655
10/31/95           $15,616                           $12,040
11/30/95           $15,574                           $12,632
12/31/95           $16,421                           $13,249
1/31/96            $17,197                           $13,271
2/29/96            $16,924                           $13,121
3/31/96            $17,399                           $13,524
4/30/96            $18,317                           $14,213
3/31/96            $17,956                           $13,596
6/30/96            $17,885                           $13,598
7/31/96            $17,000                           $12,973
8/31/96            $16,530                           $12,632
9/30/96            $16,978                           $13,044
10/31/96           $16,497                           $12,438
11/29/96           $16,760                           $12,776
12/31/96           $16,304                           $12,111
1/31/97            $15,440                           $11,092
2/28/97            $15,672                           $11,323
3/31/97            $15,033                           $10,908
4/30/97            $15,191                           $11,135
5/30/97            $16,762                           $12,224
6/30/97            $17,576                           $12,981
7/31/97            $17,547                           $12,670
8/31/97            $15,220                           $11,414
9/30/97            $15,287                           $11,370
10/31/97           $13,853                           $9,989
11/30/97           $13,468                           $9,439
12/31/97           $13,023                           $9,024
1/31/98            $13,364                           $9,513
2/28/98            $13,406                           $9,854
3/31/98            $13,102                           $9,311
4/30/98            $13,053                           $9,126
5/31/98            $13,138                           $8,506
6/30/98            $13,017                           $8,489
7/31/98            $13,991                           $8,341
8/31/98            $12,834                           $7,355
9/30/98            $12,456                           $7,330
10/31/98           $12,359                           $8,599
11/30/98           $13,796                           $8,994
12/31/98           $13,662                           $9,244
01/31/99           $14,210                           $9,311
02/28/99           $14,271                           $9,129
03/31/99           $16,330                           $10,279
04/30/99           $17,749                           $10,966
05/31/99           $17,487                           $10,312
06/30/99           $20,405                           $11,260
07/31/99           $22,013                           $12,117
08/31/99           $22,531                           $11,994
09/30/99           $23,140                           $12,547
10/31/99           $23,615                           $13,032


      *net of fees and expenses

            Past performance is not predictive of future performance.

The 59 Wall Street Fund, Inc.


Investment Adviser and
  Administrator
Brown Brothers Harriman & Co.
59 Wall Street
New York, New York 10005


Distributor
59 Wall Street Distributors, Inc.
21 Milk Street
Boston, Massachusetts 02109


Shareholder Servicing Agent
Brown Brothers Harriman & Co.
59 Wall Street
New York, New York 10005
(800) 625-5759



This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.